INCOME/(LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Oct. 09, 2020	Aug. 03, 2016
Net income/(loss) attributable to Golden Star shareholders used in calculating basic income/(loss) per share:
From continuing operations	$ 38,518	$ 5,317
From discontinued operations (Note 5)	(90,658)	(72,751)
Net income/(loss) attributable to Golden Star shareholders used in calculating basic income/(loss) per share	(52,140)	(67,434)
Net income from continuing operations attributable to Golden Star shareholders:
Used in calculating basic income/(loss) per share	38,518	5,317
Interest expense on 7% Convertible Debentures	3,615	0
Accretion of 7% Convertible Debentures discount (Note 10)	2,733	0
Gain on fair value of 7% Convertible Debentures embedded derivative (Note 24)	(2,965)	0
Used in calculating diluted income/(loss) per share	41,901	5,317
Net loss from discontinued operations attributable to Golden Star Shareholders	(90,658)	(72,751)
Loss attributable to Golden Star shareholders used in calculating diluted income/(loss) per share	$ (48,757)	$ (67,434)
Weighted average shares outstanding-basic (in shares)	110,300,000	109,000,000.0
Dilutive securities:
Options (in shares)	100,000	800,000
Deferred stock units (in shares)	1,300,000	1,200,000
Performance and restricted share units (in shares)	400,000	1,000,000.0
UK performance share units (in shares)	1,300,000	0
Convertible Debentures (in shares)	11,400,000	0
Weighted average shares outstanding-diluted (in shares)	124,800,000	112,000,000.0
Basic income/(loss) per share
Basic income/(loss) per share, continuing operations (USD per share)	$ 0.35	$ 0.05	[1],[2]
Basic income/(loss) per share from discontinued operations USD per share)	(0.82)	(0.67)
Net loss per share attributable to Golden Star shareholders, basic (USD per share)	(0.47)	(0.62)	[1],[2]
Diluted income/(loss) per share
Diluted income/(loss) per share from continuing operations (USD per share)	0.34	0.05	[1],[2]
Diluted income/(loss) per share from discontinued operations, diluted (USD per share)	(0.82)	(0.67)
Net loss per share attributable to Golden Star shareholders, diluted (USD per share)	$ (0.47)	$ (0.62)	[1],[2]
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%			7.00%	7.00%

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.